STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Contributions:
Employer	$ 2,157,617	$ 2,119,368
Employee	4,641,509	4,535,009
Rollover	43,224	322,487
Total Contributions	6,842,350	6,976,864
Investment Income
Interest and dividend income	1,669,989	1,445,523
Net unrealized/realized appreciation	2,490,612	9,521,697
Total Investment Income	4,160,601	10,967,220
Deductions from Net Assets Attributed to:
Benefits paid to participants	8,242,630	6,275,561
Net Increase	2,760,321	11,668,523
Net Assets Available for Benefits:
Beginning of Year	78,980,941	67,312,418
End of Year	$ 81,741,262	$ 78,980,941